Schedule Of Accounts Receivable From Related Party (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Less: allowance for expected credit losses	$ (290,403)	$ (169,297)	$ (94,046)	$ (3,887)
Shenzhen Eastern Worldwide Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Account receivable from a related party, gross	318,211	695,671
Related Party [Member]
Related Party Transaction [Line Items]
Account receivable from a related party, gross	318,211	695,671
Less: allowance for expected credit losses	(7,336)	(54,332)
Account receivable from a related party, net	$ 310,875	$ 641,339